Shareholder Fees - FidelityFreedomIndexFunds-InvestorComboPRO	May 30, 2024 USD ($)
FidelityFreedomIndexFunds-InvestorComboPRO | Fidelity Freedom Index 2065 Fund
Shareholder Fees:
(fees paid directly from your investment)	none